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CONSECO VARIABLE INSURANCE COMPANY



ANNUAL REPORT
TO CONTRACT OWNERS

December 31, 1999



                                              Conseco Variable Annuity Account E

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS

DECEMBER 31, 1999

================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E                                          PAGE
Statement of Assets and Liabilities as of December 31, 1999 .............      2
Statements of Operations and Statements of
  Changes in Net Assets for the Year Ended December 31, 1999 ............      6
Statements of Operations and Statements of
  Changes in Net Assets for the Year Ended December 31, 1998 ............     12
Notes to Financial Statements ...........................................     18
Report of Independent Accountants .......................................     20

CONSECO VARIABLE ANNUITY ACCOUNT E

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

===================================================================================================================================

                                                                                                                         NET ASSET
                                                                                               SHARES        COST          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in portfolio shares, at net asset value (Note 2):
   The Alger American Fund:
     Growth Portfolio .................................................................       212,369.9  $10,954,993  $ 13,672,372
     Leveraged AllCap Portfolio .......................................................       323,992.7   12,113,548    18,781,855
     MidCap Growth Portfolio ..........................................................       103,913.7    2,696,745     3,349,138
     Small Capitalization Portfolio ...................................................       212,283.9    9,024,458    11,707,458
   American Century Variable Portfolios, Inc:
     Income and Growth Fund ...........................................................       117,633.5      820,625       941,068
     International Fund ...............................................................       208,641.0    1,626,572     2,608,013
     Value Fund .......................................................................       626,328.8    4,078,007     3,726,656
   Berger Institutional Products Trust:
     100 Fund .........................................................................       148,333.7    1,893,245     2,850,973
     Growth and Income Fund ...........................................................       287,825.4    4,885,343     7,612,981
     Small Company Growth Fund ........................................................       104,936.8    1,635,128     2,467,064
     BIAM International Fund ..........................................................       204,789.4    2,063,392     2,996,069
   Conseco Series Trust:
     Balanced Portfolio ...............................................................     1,486,856.9   20,915,762    21,783,656
     Equity Portfolio .................................................................     1,765,906.2   38,863,968    40,934,975
     Fixed Income Portfolio ...........................................................       763,707.6    7,575,032     7,167,777
     Government Securities Portfolio ..................................................       435,108.5    4,980,560     4,769,239
     Money Market Portfolio ...........................................................    14,709,626.8   14,709,627    14,709,627
   Dreyfus Stock Index Fund ...........................................................     1,289,837.9   37,449,042    49,594,269
   The Dreyfus Socially Responsible Growth Fund, Inc ..................................       248,528.3    7,649,170     9,710,001
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio ......................................................        15,469.5      376,282       416,439
     International Value Portfolio ....................................................         6,465.2       94,504       101,309
   Federated Insurance Series:
     High Income Bond Fund II .........................................................       427,031.7    4,546,053     4,372,805
     International Equity Fund II .....................................................        62,764.5    1,034,358     1,734,811
     Utility Fund II ..................................................................       197,791.4    2,836,065     2,838,306
   Invesco Variable Investment Funds, Inc:
     Equity Income Fund................................................................        27,369.7      526,682       575,038
     High Yield Fund...................................................................       422,498.5    5,021,340     4,862,957
   Janus Aspen Series:
     Aggressive Growth Portfolio ......................................................       267,419.3    8,370,700    15,962,256
     Growth Portfolio .................................................................       941,137.1   22,225,389    31,669,262
     Worldwide Growth Portfolio .......................................................       993,430.2   27,081,865    47,436,293
   Lazard Retirement Series, Inc:
     Equity Portfolio .................................................................        87,920.4      927,558     1,013,722
     Small Cap Portfolio ..............................................................        19,451.4      188,351       191,013
   Lord Abbett Series Fund, Inc
     Growth and Income Portfolio ......................................................        41,458.8      918,907       918,726
   Mitchell Hutchins Series Trust:
     Growth and Income Portfolio ......................................................         4,739.2       70,390        77,438
   Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio ..................................................        97,047.3    1,306,863     1,284,906
     Partners Portfolio ...............................................................       274,020.8    5,205,965     5,381,769
   Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II ...........................................................       144,973.8    3,256,292     4,402,854
   Strong Opportunity Fund II, Inc ....................................................        69,503.1    1,474,480     1,806,384
   Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund ..............................................................       214,785.1    2,375,658     2,296,053
     Worldwide Emerging Markets Fund ..................................................       164,529.1    1,540,950     2,346,184
     Worldwide Hard Assets Fund (formerly Gold and Natural
       Resources Fund) (Note 1) .......................................................       128,733.9    1,526,857     1,410,924
     Worldwide Real Estate Fund .......................................................         7,204.5       69,783        65,921
-----------------------------------------------------------------------------------------------------------------------------------
       Total assets .................................................................................................  350,548,561

Liabilities:
  Net amounts due to Conseco Variable Insurance Company .............................................................      408,722
-----------------------------------------------------------------------------------------------------------------------------------
    Net assets (Note 6) ............................................................................................. $350,139,839
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E

DECEMBER 31, 1999

===================================================================================================================================

                                                                                                                         TOTAL VALUE
                                                                                     UNITS                 UNIT VALUE     OF UNITS
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
    The Alger American Fund:
      Growth Portfolio .........................................................    5,480,300.6       $   2.491860     $ 13,656,143
      Leveraged AllCap Portfolio ...............................................    3,739,665.2           5.016250       18,759,096
      MidCap Growth Portfolio ..................................................    1,789,442.1           1.869335        3,345,066
      Small Capitalization Portfolio ...........................................    5,276,834.2           2.215940       11,693,147
    American Century Variable Portfolios, Inc.:
      Income and Growth Fund ...................................................      746,541.0           1.259139          939,999
      International Fund .......................................................    1,258,065.8           2.070551        2,604,890
      Value Fund ...............................................................    3,004,508.6           1.238881        3,722,229
    Berger Institutional Products Trust:
      100 Fund .................................................................    1,462,280.5           1.947260        2,847,440
      Growth and Income Fund ...................................................    2,890,714.8           2.630360        7,603,620
      Small Company Growth Fund ................................................    1,102,899.8           2.234216        2,464,116
      BIAM International Fund ..................................................    2,081,810.5           1.439253        2,996,253
    Conseco Series Trust:
      Balanced Portfolio .......................................................    7,850,427.1           2.771503       21,757,485
      Equity Portfolio .........................................................   10,049,304.8           4.068452       40,885,109
      Fixed Income Portfolio ...................................................    5,323,180.1           1.344927        7,159,291
      Government Securities Portfolio ..........................................    3,757,732.3           1.267688        4,763,633
      Money Market Portfolio ...................................................   12,049,203.3           1.219157       14,689,873
    Dreyfus Stock Index Fund ...................................................   17,965,037.4           2.757290       49,534,816
    The Dreyfus Socially Responsible Growth Fund, Inc. .........................    3,333,181.2           2.909651        9,698,393
    Dreyfus Variable Investment Fund:
      Disciplined Stock Portfolio ..............................................      332,230.6           1.252051          415,970
      International Value Portfolio ............................................       85,251.5           1.186966          101,191
    Federated Insurance Series:
      High Income Bond Fund II .................................................    3,165,625.8           1.378642        4,364,264
      International Equity Fund II .............................................      645,820.6           2.683147        1,732,831
      Utility Fund II ..........................................................    1,632,263.7           1.736793        2,834,904
    Invesco Variable Investment Funds, Inc.:
      Equity Income Fund .......................................................      492,759.7           1.165618          574,369
      High Yield Fund ..........................................................    4,745,256.4           1.023611        4,857,298
    Janus Aspen Series:
      Aggressive Growth Portfolio ..............................................    3,617,752.9           4.406952       15,943,265
      Growth Portfolio .........................................................   10,090,318.2           3.134816       31,631,290
      Worldwide Growth Portfolio ...............................................   12,380,622.3           3.826970       47,380,277
    Lazard Retirement Series, Inc.:
      Equity Portfolio .........................................................      899,537.0           1.125543        1,012,468
      Small Cap Portfolio ......................................................      215,217.6           0.886723          190,838
    Lord Abbett Series Fund, Inc.:
      Growth and Income Portfolio ..............................................      793,510.8           1.156495          917,691
    Mitchell Hutchins Series Trust:
      Growth and Income Portfolio ..............................................       71,828.8           1.076908           77,353
    Neuberger Berman Advisers Management Trust:
      Limited Maturity Bond Portfolio ..........................................    1,194,491.4           1.074523        1,283,509
      Partners Portfolio .......................................................    3,981,862.2           1.348993        5,371,504
    Strong Variable Insurance Funds, Inc.:
      Mid Cap Growth Fund II ...................................................    1,457,235.0           3.017741        4,397,558
    Strong Opportunity Fund II , Inc. ..........................................      984,898.5           1.831885        1,804,221
    Van Eck Worldwide Insurance Trust:
      Worldwide Bond Fund ......................................................    2,183,728.7           1.050195        2,293,341
      Worldwide Emerging Markets Fund ..........................................    1,845,366.5           1.269899        2,343,429
      Worldwide Hard Assets Fund
        (formerly Gold and Natural Resources Fund) (Note 1) ....................    1,426,277.7           0.988034        1,409,211
      Worldwide Hard Assets Fund  (Note 1) .....................................           65.5           1.378275               91
      Worldwide Real Estate Fund ...............................................       80,034.5           0.822657           65,841
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets .............................................................................................   $350,123,313
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E

DECEMBER 31, 1999

===============================================================================

                                                                  REPORTED VALUE
-------------------------------------------------------------------------------
Net assets attributable to contract owners'
  deferred annuity reserves (from page 3) .......................  $350,123,313
-------------------------------------------------------------------------------
    Contract owners' annuity payment reserves:
      Conseco Series Trust:
        Money Market Portfolio ..................................         5,534
      Federated Insurance Series:
        High Income Bond Fund II ................................         5,388
      Neuberger Berman Advisers Management Trust:
        Partners Portfolio ......................................         5,604
-------------------------------------------------------------------------------
          Net assets attributable to contract owners'
            annuity payment reserves.............................        16,526
--------------------------------------------------------------------------------

              Net assets.........................................  $350,139,839
================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

CONSECO VARIABLE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================
                                                                                                                        AMERICAN
                                                                                                                        CENTURY
                                                                                                                        VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                            ---------------------------------------------------------  ----------
                                                                             LEVERAGED                      SMALL        INCOME AND
                                                                GROWTH        ALL CAP        MIDCAP    CAPITALIZATION      GROWTH
===================================================================================================================================
Investment Income:
   Dividends from investments in portfolio shares.........  $    776,884   $    522,645   $   343,247   $    749,200     $       96
-----------------------------------------------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk fees........................       115,958        124,584        30,871         92,307          7,684
   Administrative fees....................................        13,915         14,950         3,704         11,077            922
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................       129,873        139,534        34,575        103,384          8,606
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss).....................       647,011        383,111       308,672        645,816         (8,510)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized
  appreciation (depreciation) of investments:
     Net realized gains (losses) on sales of
       investments in portfolio shares ...................       102,656        872,252        78,297         80,293         18,320
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................     2,011,423      5,347,823       339,394      2,491,281         93,713
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments
           in portfolio shares ...........................     2,114,079      6,220,075       417,691      2,571,574        112,033
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .............................  $  2,761,090    $ 6,603,186   $   726,363   $  3,217,390     $  103,523
===================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================
                                                                                                                        AMERICAN
                                                                                                                        CENTURY
                                                                                                                        VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                            ---------------------------------------------------------  ----------
                                                                             LEVERAGED                      SMALL        INCOME AND
                                                                GROWTH        ALL CAP        MIDCAP    CAPITALIZATION      GROWTH
===================================================================================================================================
Changes from operations:
   Net investment income (loss) ..........................  $    647,011   $    383,111   $   308,672   $    645,816     $   (8,510)
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................       102,656        872,252        78,297         80,293         18,320
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................     2,011,423      5,347,823       339,394      2,491,281         93,713
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................     2,761,090      6,603,186       726,363      3,217,390        103,523
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ........................     4,009,371      3,789,407       725,957        860,397       469, 755
   Contract redemptions ..................................      (385,154)      (247,907)      (83,518)      (457,073)        (8,847)
   Net transfers .........................................     2,263,279      3,593,047      (494,377)     2,156,624        143,774
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from contract owners' transactions ............     5,887,496      7,134,547       148,062      2,559,948        604,682
-----------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets .......     8,648,586     13,737,733       874,425      5,777,338        708,205
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ............................     5,007,557      5,021,363     2,470,641      5,915,809        231,794
-----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of year (Note 6) ............  $ 13,656,143   $ 18,759,096   $ 3,345,066   $ 11,693,147      $ 939,999
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.


       AMERICAN CENTURY
      VARIABLE PORTFOLIOS
          (CONTINUED)                        BERGER INSTITUTIONAL PRODUCTS TRUST              CONSECO SERIES TRUST PORTFOLIOS
----------------------------   --------------------------------------------------------   ------------------------------------------
                                                GROWTH AND       SMALL         BIAM                                          FIXED
 INTERNATIONAL       VALUE         100            INCOME        COMPANY    INTERNATIONAL    BALANCED       EQUITY            INCOME
====================================================================================================================================

  $         --   $   380,194   $        450   $         --  $         --   $     16,494   $ 3,987,902   $ 11,479,520     $  411,110
------------------------------------------------------------------------------------------------------------------------------------


        20,304        47,022         28,774         92,882        17,904         28,170       260,655        396,895         79,131
         2,436         5,643          3,453         11,146         2,149          3,380        31,279         47,627          9,496
------------------------------------------------------------------------------------------------------------------------------------
        22,740        52,665         32,227        104,028        20,053         31,550       291,934        444,522         88,627
------------------------------------------------------------------------------------------------------------------------------------
       (22,740)      327,529        (31,777)      (104,028)      (20,053)       (15,056)    3,695,968     11,034,998        322,483
------------------------------------------------------------------------------------------------------------------------------------



        63,104       (77,104)        99,951      1,243,906       192,400          8,942       349,105        324,163        (80,270)

       937,729      (302,377)       859,250      1,969,994       866,219        690,015     1,152,263      1,730,768       (347,279)
------------------------------------------------------------------------------------------------------------------------------------
     1,000,833      (379,481)       959,201      3,213,900     1,058,619        698,957     1,501,368      2,054,931       (427,549)
------------------------------------------------------------------------------------------------------------------------------------
  $    978,093   $   (51,952)  $    927,424   $  3,109,872  $  1,038,566   $    683,901   $ 5,197,336   $ 13,089,929     $ (105,066)
====================================================================================================================================




       AMERICAN CENTURY
      VARIABLE PORTFOLIOS
          (CONTINUED)                        BERGER INSTITUTIONAL PRODUCTS TRUST              CONSECO SERIES TRUST PORTFOLIOS
----------------------------   --------------------------------------------------------   ------------------------------------------
                                                GROWTH AND       SMALL         BIAM                                          FIXED
 INTERNATIONAL       VALUE         100            INCOME        COMPANY    INTERNATIONAL    BALANCED       EQUITY            INCOME
====================================================================================================================================

  $    (22,740)  $   327,529   $    (31,777)  $   (104,028) $    (20,053)  $    (15,056)  $ 3,695,968   $ 11,034,998    $   322,483

        63,104       (77,104)        99,951      1,243,906       192,400          8,942       349,105        324,163        (80,270)
       937,729      (302,377)       859,250      1,969,994       866,219        690,015     1,152,263      1,730,768       (347,279)
------------------------------------------------------------------------------------------------------------------------------------
       978,093       (51,952)       927,424      3,109,872     1,038,566        683,901     5,197,336     13,089,929       (105,066)
------------------------------------------------------------------------------------------------------------------------------------

       203,602       505,927        352,778      1,430,861       286,430         22,843     2,692,288      4,249,667        906,132
       (24,933)     (153,412)      (112,033)      (793,457)      (65,927)        (1,166)   (1,238,845)    (1,658,283)      (405,393)
        33,834        13,458       (252,139)    (2,685,701)      148,372        (14,553)   (7,694,332)    (5,608,028)       840,161
------------------------------------------------------------------------------------------------------------------------------------

       212,503       365,973        (11,394)    (2,048,297)      368,875          7,124    (6,240,889)    (3,016,644)     1,340,900
------------------------------------------------------------------------------------------------------------------------------------
     1,190,596       314,021        916,030      1,061,575     1,407,441        691,025    (1,043,553)    10,073,285      1,235,834
------------------------------------------------------------------------------------------------------------------------------------
     1,414,294     3,408,208      1,931,410      6,542,045     1,056,675      2,305,228    22,801,038     30,811,824      5,923,457
------------------------------------------------------------------------------------------------------------------------------------
  $  2,604,890   $ 3,722,229   $  2,847,440   $  7,603,620  $  2,464,116   $  2,996,253   $21,757,485   $ 40,885,109    $ 7,159,291
====================================================================================================================================


CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================

                                                                   CONSECO SERIES                                          DREYFUS
                                                                  TRUST PORTFOLIOS                                        VARIABLE
                                                                     (CONTINUED)                                          INVESTMENT
                                                            ---------------------------                                   ----------
                                                                                             DREYFUS
                                                                                            SOCIALLY       DREYFUS
                                                              GOVERNMENT       MONEY       RESPONSIBLE      STOCK        DISCIPLINED
                                                              SECURITIES       MARKET        GROWTH         INDEX           STOCK
====================================================================================================================================

Investment Income:
   Dividends from investments in portfolio shares.........  $    208,403   $    466,644   $   323,807   $    848,258       $  3,882
------------------------------------------------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk fees........................        35,599        120,813       100,043        514,342          3,126
   Administrative fees....................................         4,272         14,497        12,005         61,721            375
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        39,871        135,310       112,048        576,063          3,501
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (loss) ......................       168,532        331,334       211,759        272,195            381
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
        in portfolio shares ..............................       (53,419)            --       569,099        750,331         27,382
            Net change in unrealized appreciation
              (depreciation) of investments
                in portfolio shares ......................      (216,869)            --     1,295,573      6,256,103          1,880
------------------------------------------------------------------------------------------------------------------------------------
                   Net gain (loss) on investments
                     in portfolio shares .................      (270,288)            --     1,864,672       7,006,434        29,262
------------------------------------------------------------------------------------------------------------------------------------
                     Net increase (decrease) in
                       net assets from operations ........  $   (101,756)  $    331,334   $ 2,076,431    $  7,278,629     $  29,643
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================

                                                                   CONSECO SERIES                                          DREYFUS
                                                                  TRUST PORTFOLIOS                                        VARIABLE
                                                                     (CONTINUED)                                          INVESTMENT
                                                            ---------------------------                                   ----------
                                                                                             DREYFUS
                                                                                            SOCIALLY       DREYFUS
                                                              GOVERNMENT       MONEY       RESPONSIBLE      STOCK        DISCIPLINED
                                                              SECURITIES       MARKET        GROWTH         INDEX           STOCK
====================================================================================================================================
Changes from operations:
   Net investment income (loss)...........................  $    168,532   $    331,334   $   211,759   $    272,195      $     381
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................       (53,419)            --       569,099        750,331         27,382
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................      (216,869)            --     1,295,573      6,256,103          1,880
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations        (101,756)       331,334     2,076,431      7,278,629         29,643
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................       413,613      5,982,018     2,198,167      9,744,333        243,883
   Contract redemptions...................................      (152,438)    (1,323,488)     (331,772)    (2,102,160)        (1,559)
   Net transfers .........................................     2,570,373      2,668,928      (751,898)     2,613,043       (149,676)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ..............................     2,831,548      7,327,458     1,114,497     10,255,216         92,648
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...........     2,729,792      7,658,792     3,190,928     17,533,845        122,291
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ............................     2,033,841      7,036,615     6,507,465     32,000,971        293,679
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year (Note 6) ................   $ 4,763,633   $ 14,695,407   $ 9,698,393   $ 49,534,816      $ 415,970
====================================================================================================================================

The accompanying notes are an integral part of these financial statements.

 DREYFUS
 VARIABLE
INVESTMENT
(CONTINUED)       FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS          JANUS ASPEN SERIES PORTFOLIOS
----------    -----------------------------------------   ---------------------------  -------------------------------------------

INTERNATIONAL  HIGH INCOME   INTERNATIONAL                   EQUITY                     AGGRESSIVE                       WORLDWIDE
  VALUE         BOND II        EQUITY II     UTILITY II      INCOME       HIGH YIELD      GROWTH          GROWTH           GROWTH
====================================================================================================================================

$    8,041    $   595,613    $    53,628    $    268,51   $     9,632   $    325,343   $    293,381   $    133,950     $    63,086
------------------------------------------------------------------------------------------------------------------------------------


       879         76,596         22,860         41,951         5,554         20,963         106,419         238,216        434,997
       105          9,192          2,743          5,034           667          2,515          12,770          28,586         52,200
------------------------------------------------------------------------------------------------------------------------------------
       984         85,788         25,603         46,985         6,221         23,478         119,189         266,802        487,197
------------------------------------------------------------------------------------------------------------------------------------
     7,057        509,825         28,025        221,533         3,411        301,865         174,192        (132,852)      (424,111)
------------------------------------------------------------------------------------------------------------------------------------



        91       (249,357)       146,565        102,468         7,321          1,541       1,414,594         334,162      2,571,165

    10,335       (209,064)       767,800       (287,128)       43,945       (146,439)      6,256,473       7,430,621     15,961,067
------------------------------------------------------------------------------------------------------------------------------------
    10,426       (458,421)       914,365       (184,660)       51,266       (144,898)      7,671,067       7,764,783     18,532,232
------------------------------------------------------------------------------------------------------------------------------------
$   17,483    $    51,404    $   942,390    $    36,873    $   54,677   $    156,967    $  7,845,259    $  7,631,931   $ 18,108,121
====================================================================================================================================




 DREYFUS
 VARIABLE
INVESTMENT
(CONTINUED)         FEDERATED INSURANCE SERIES FUNDS         INVESCO VARIABLE INV. FUNDS          JANUS ASPEN SERIES PORTFOLIOS
----------    --------------------------------------------    -------------------------   ------------------------------------------

INTERNATIONAL   HIGH INCOME    INTERNATIONAL                    EQUITY                     AGGRESSIVE                      WORLDWIDE
   VALUE          BOND II        EQUITY II      UTILITY II      INCOME       HIGH YIELD      GROWTH          GROWTH         GROWTH
====================================================================================================================================

$    7,057    $    509,825    $     28,025    $    221,533    $   3,411    $    301,865   $    174,192    $ (132,852)  $   (424,111)

        91        (249,357)        146,565         102,468        7,321           1,541      1,414,594       334,162      2,571,165

    10,335        (209,064)        767,800        (287,128)      43,945        (146,439)     6,256,473     7,430,621     15,961,067
------------------------------------------------------------------------------------------------------------------------------------
    17,483          51,404         942,390          36,873       54,677         156,967      7,845,259     7,631,931     18,108,121
------------------------------------------------------------------------------------------------------------------------------------

    29,652         930,590          85,680         937,941      167,974         403,084      2,346,950     5,238,650      7,151,112
      (120)       (538,823)       (188,919)       (227,339)     (17,639)       (122,694)      (355,291)   (1,184,221)    (1,878,924)
     9,328      (2,847,499)       (897,172)     (1,299,462)     223,672       4,277,974      1,143,153     8,275,443     (3,618,581)
------------------------------------------------------------------------------------------------------------------------------------

    38,860      (2,455,732)     (1,000,411)       (588,860)     374,007       4,558,364      3,134,812    12,329,872      1,653,607
------------------------------------------------------------------------------------------------------------------------------------
    56,343      (2,404,328)        (58,021)       (551,987)     428,684       4,715,331     10,980,071    19,961,803     19,761,728
------------------------------------------------------------------------------------------------------------------------------------
    44,848       6,773,980       1,790,852       3,386,891      145,685         141,967      4,963,194    11,669,487     27,618,549
------------------------------------------------------------------------------------------------------------------------------------
$  101,191    $  4,369,652    $  1,732,831    $  2,834,904    $ 574,369    $  4,857,298   $ 15,943,265  $ 31,631,290   $ 47,380,277
====================================================================================================================================


CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================

                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                  LAZARD RETIREMENT                                        TRUST
                                                                  SERIES PORTFOLIOS                                     PORTFOLIOS
                                                            ---------------------------                                 ----------
                                                                                                          MITCHELL
                                                                                           LORD ABBETT    HUTCHINS
                                                                                          SERIES TRUST  SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY        SMALL CAP       INCOME        INCOME          BOND
====================================================================================================================================

Investment Income:
   Dividends from investments in portfolio shares.........  $     36,196   $      2,590   $    70,646   $          1      $  51,597
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fees........................        14,642          1,461         7,538            940         13,084
   Administrative fees....................................         1,757            175           905            113          1,570
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        16,399          1,636         8,443          1,053         14,654
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss).....................        19,797            954        62,203         (1,052)        36,943
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...............................        61,034         (1,200)       23,084           (136)         3,040
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................         1,467         (2,123)       (7,310)        (5,478)       (38,552)
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments
            in portfolio shares ..........................        62,501         (3,323)       15,774         (5,614)       (35,512)
------------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...........................   $    82,298   $     (2,369)  $    77,977   $     (6,666)     $   1,431
====================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================

                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                  LAZARD RETIREMENT                                        TRUST
                                                                  SERIES PORTFOLIOS                                     PORTFOLIOS
                                                            ---------------------------                                 ----------
                                                                                                          MITCHELL
                                                                                           LORD ABBETT    HUTCHINS
                                                                                          SERIES TRUST  SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY        SMALL CAP       INCOME        INCOME          BOND
====================================================================================================================================

Changes from operations:
   Net investment income (loss) ..........................  $     19,797   $      954   $    62,203     $ (1,052)     $    36,943
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................        61,034       (1,200)       23,084         (136)           3,040
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares ...         1,467       (2,123)       (7,310)      (5,478)         (38,552)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations ................................        82,298       (2,369)       77,977       (6,666)           1,431
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ........................        75,768       94,818       341,535       34,644          228,919
   Contract redemptions ..................................       (17,879)      (2,007)      (15,618)      (1,378)         (23,338)
   Net transfers .........................................      (316,901)     (48,568)      199,363     (145,156)         (79,322)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions ..............      (259,012)      44,243       525,280     (111,890)         126,259
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........      (176,714)      41,874       603,257     (118,556)         127,690
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ............................     1,189,182      148,964       314,434      195,909        1,155,819
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of year (Note 6) .............   $ 1,012,468   $  190,838   $   917,691    $  77,353      $ 1,283,509
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT      STRONG
   TRUST       VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   -----------                  ---------------------------------------------------------------------
                                                                                                       (NOTE 1)
                                STRONG                                                                   OLD
                MID CAP      OPPORTUNITY                     EMERGING        HARD         REAL           HARD        COMBINED
  PARTNERS     GROWTH II       FUND II         BOND          MARKETS        ASSETS       ESTATE         ASSETS         TOTAL
================================================================================================================  ==============

$   277,185   $     1,822    $   220,843   $   182,453   $        --    $    18,473     $     742     $     --    $   23,132,476
--------------------------------------------------------------------------------------------------------------    --------------

     95,726        27,334         25,173        31,551        18,701         17,441           579           --         3,319,669
     11,487         3,280          3,021         3,786         2,244          2,093            69           --           398,359
--------------------------------------------------------------------------------------------------------------    --------------
    107,213        30,614         28,194        35,337        20,945         19,534           648           --         3,718,028
--------------------------------------------------------------------------------------------------------------    --------------
    169,972       (28,792)       192,649       147,116       (20,945)        (1,061)           94           --        19,414,448
--------------------------------------------------------------------------------------------------------------    --------------


   (295,817)      603,446         23,921        46,471       (63,354)      (218,833)        1,419           --         9,081,033

    481,873     1,017,981        319,256      (447,508)    1,204,979        447,348        (3,517)          --        57,972,929
--------------------------------------------------------------------------------------------------------------    --------------
    186,056     1,621,427        343,177      (401,037)    1,141,625        228,515        (2,098)          --        67,053,962
--------------------------------------------------------------------------------------------------------------    --------------
$   356,028   $ 1,592,635   $    535,826   $  (253,921)  $ 1,120,680    $   227,454     $  (2,004)   $      --      $ 86,468,410
================================================================================================================================



====================================================================================================================================

 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT      STRONG
   TRUST       VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   -----------                  ---------------------------------------------------------------------
                                                                                                       (NOTE 1)
                                STRONG                                                                   OLD
                MID CAP      OPPORTUNITY                     EMERGING        HARD         REAL           HARD         COMBINED
  PARTNERS     GROWTH II       FUND II         BOND          MARKETS        ASSETS       ESTATE         ASSETS          TOTAL
================================================================================================================  ==================

$    169,972   $  (28,792)   $   192,649      $   147,116  $   (20,945)   $    (1,061)   $      94    $     --    $   19,414,448

    (295,817)      603,446        23,921           46,471      (63,354)      (218,833)       1,419          --         9,081,033
     481,873     1,017,981       319,256         (447,508)   1,204,979        447,348       (3,517)         --        57,972,929
--------------------------------------------------------------------------------------------------------------    --------------
     356,028     1,592,635       535,826         (253,921)   1,120,680        227,454       (2,004)         --        86,468,410
--------------------------------------------------------------------------------------------------------------    --------------

   1,134,268       655,531       476,339          121,658      282,332         94,334       7,278       (1,329)       59,925,157
    (554,425)      (67,689)      (94,458)        (198,760)     (39,666)      (111,836)      (1,082)         --       (15,189,471)
  (3,673,565)    1,315,983      (854,529)        (640,897)    (131,603)       (31,123)      26,384          --           281,111
--------------------------------------------------------------------------------------------------------------    --------------
  (3,093,722)    1,903,825      (472,648)        (717,999)     111,063        (48,625)      32,580      (1,329)       45,016,797
--------------------------------------------------------------------------------------------------------------    --------------
  (2,737,694)    3,496,460        63,178         (971,920)   1,231,743        178,829       30,576      (1,329)      131,485,207
--------------------------------------------------------------------------------------------------------------    --------------
   8,114,802       901,098     1,741,043        3,265,261    1,111,686      1,230,382       35,265       1,420       218,654,632
--------------------------------------------------------------------------------------------------------------    --------------
$  5,377,108   $ 4,397,558   $ 1,804,221      $ 2,293,341  $ 2,343,429    $ 1,409,211    $  65,841    $     91    $  350,139,839
==============================================================================================================    ==============

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1998

===================================================================================================================================
                                                                                                                        AMERICAN
                                                                                                                        CENTURY
                                                                                                                        VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                            ---------------------------------------------------------  ----------
                                                                             LEVERAGED                      SMALL        INCOME AND
                                                                GROWTH        ALL CAP        MIDCAP    CAPITALIZATION      GROWTH
===================================================================================================================================
Investment Income:
   Dividends from investments in portfolio shares.........  $    374,254   $    129,677   $   129,887   $    673,096   $  1,070
-----------------------------------------------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk fees........................        33,919         40,525        19,951         68,876            922
   Administrative fees....................................         4,070          4,863         2,394          8,265            111
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        37,989         45,388        22,345         77,141          1,033
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss) ....................       336,265         84,289       107,542        595,955             37
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...............................         8,941        374,595       (10,849)       363,207         (4,106)
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................       676,695      1,030,800       313,657       (112,117)        26,730
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments
           in portfolio shares ...........................       685,636      1,405,395       302,808        251,090         22,624
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .............................  $  1,021,901    $ 1,489,684   $   410,350    $   847,045   $     22,661
===================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 1998

===================================================================================================================================
                                                                                                                        AMERICAN
                                                                                                                        CENTURY
                                                                                                                        VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                            ---------------------------------------------------------  ----------
                                                                             LEVERAGED                      SMALL        INCOME AND
                                                                GROWTH        ALL CAP        MIDCAP    CAPITALIZATION      GROWTH
===================================================================================================================================
Changes from operations:
   Net investment income (loss) ..........................  $    336,265   $     84,289   $   107,542   $    595,955   $         37
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................         8,941        374,595       (10,849)       363,207         (4,106)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................       676,695      1,030,800       313,657       (112,117)        26,730
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................     1,021,901      1,489,684       410,350        847,045         22,661
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ........................     2,215,629      1,041,432     1,080,010      1,987,015        201,735
   Contract redemptions ..................................       (53,824)      (105,224)      (28,677)      (175,370)        (1,637)
   Net transfers .........................................       863,424        247,311       248,802     (2,228,408)         9,035
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ................     3,025,229      1,183,519     1,300,135       (416,763)       209,133
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets ......................     4,047,130      2,673,203      1,710,485       430,282        231,794
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ............................       960,427      2,348,160        760,156     5,485,527             --
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year ..........................   $ 5,007,557   $  5,021,363   $  2,470,641  $  5,915,809    $   231,794
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

       AMERICAN CENTURY
      VARIABLE PORTFOLIOS
          (CONTINUED)                        BERGER INSTITUTIONAL PRODUCTS TRUST              CONSECO SERIES TRUST PORTFOLIOS
----------------------------   --------------------------------------------------------   ------------------------------------------
                                                GROWTH AND       SMALL         BIAM                                          FIXED
 INTERNATIONAL       VALUE         100            INCOME        COMPANY    INTERNATIONAL    BALANCED       EQUITY            INCOME
====================================================================================================================================
$    27,110      $ 92,413      $   4,392      $  43,198     $      435     $   32,039     $  1,230,591  $ 1,912,300      $  389,710
-----------------------------------------------------------------------------------------------------------------------------------


     11,080        27,348         18,963         54,118          8,690         27,185          226,010      316,150          71,545
      1,330         3,282          2,276          6,494          1,043          3,262           27,121       37,938           8,585
-----------------------------------------------------------------------------------------------------------------------------------
     12,410        30,630         21,239         60,612          9,733         30,447          253,131      354,088          80,130
-----------------------------------------------------------------------------------------------------------------------------------
     14,700        61,783        (16,847)       (17,414)        (9,298)         1,592          977,460    1,558,212         309,580
-----------------------------------------------------------------------------------------------------------------------------------



     14,441       (10,313)        60,729        102,712        (33,023)         2,777           25,118      (42,192)         70,842

     42,844       (53,898)       126,081        741,672        (46,639)       284,596           35,650    1,669,037        (125,689)
-----------------------------------------------------------------------------------------------------------------------------------
     57,285       (64,211)       186,810        844,384        (79,662)       287,373           60,768    1,626,845         (54,847)
-----------------------------------------------------------------------------------------------------------------------------------
$    71,985      $ (2,428)     $ 169,963      $ 826,970     $  (88,960)    $  288,965      $ 1,038,228  $ 3,185,057      $  254,733
====================================================================================================================================




====================================================================================================================================

       AMERICAN CENTURY
      VARIABLE PORTFOLIOS
          (CONTINUED)                        BERGER INSTITUTIONAL PRODUCTS TRUST              CONSECO SERIES TRUST PORTFOLIOS
----------------------------   --------------------------------------------------------   ------------------------------------------
                                                GROWTH AND       SMALL         BIAM                                          FIXED
 INTERNATIONAL       VALUE         100            INCOME        COMPANY    INTERNATIONAL    BALANCED       EQUITY            INCOME
====================================================================================================================================
$     14,700     $    61,783   $     (16,847) $      (17,414) $   (9,298)   $      1,592  $   977,460   $   1,558,212    $  309,580
      14,441         (10,313)         60,729         102,712     (33,023)          2,777       25,118         (42,192)       70,842
      42,844         (53,898)        126,081         741,672     (46,639)        284,596       35,650       1,669,037      (125,689)
-----------------------------------------------------------------------------------------------------------------------------------
      71,985          (2,428)        169,963         826,970     (88,960)        288,965    1,038,228       3,185,057       254,733
-----------------------------------------------------------------------------------------------------------------------------------

     812,918       1,994,912         909,579       1,791,325     793,463          61,604    7,357,525      10,463,939     3,411,455
     (11,147)        (31,566)        (22,486)       (258,723)    (12,235)           (908)    (578,798)       (741,888)     (324,089)
     361,982         937,413         150,316       3,090,981     143,546         (12,544)   3,656,283      (1,397,363)   (2,737,088)
-----------------------------------------------------------------------------------------------------------------------------------
   1,163,753       2,900,759       1,037,409       4,623,583     924,774          48,152   10,435,010       8,324,688       350,278
-----------------------------------------------------------------------------------------------------------------------------------
   1,235,738       2,898,331       1,207,372       5,450,553     835,814         337,117   11,473,238      11,509,745       605,011
-----------------------------------------------------------------------------------------------------------------------------------
     178,556         509,877         724,038       1,091,492     220,861       1,968,111   11,327,800      19,302,079     5,318,446
-----------------------------------------------------------------------------------------------------------------------------------
$  1,414,294     $ 3,408,208    $  1,931,410    $  6,542,045  $1,056,675    $  2,305,228 $ 22,801,038   $  30,811,824   $ 5,923,457
====================================================================================================================================


CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================

                                                                   CONSECO SERIES                                          DREYFUS
                                                                  TRUST PORTFOLIOS                                        VARIABLE
                                                                     (CONTINUED)                                          INVESTMENT
                                                            ---------------------------                                   ----------
                                                                                             DREYFUS
                                                                                             SOCIALLY      DREYFUS
                                                              GOVERNMENT       MONEY       RESPONSIBLE      STOCK        DISCIPLINED
                                                              SECURITIES       MARKET        GROWTH         INDEX           STOCK
====================================================================================================================================
Investment Income:
   Dividends from investments in portfolio shares.........  $     78,409   $    269,620   $   244,730   $    398,526       $  2,600
-----------------------------------------------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk fees........................        16,251         66,728        51,873        306,045          1,229
   Administrative fees....................................         1,950          8,007         6,225         36,725            147
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        18,201         74,735        58,098        342,770          1,376
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss).....................        60,208        194,885       186,632         55,756          1,224
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ................................         6,375             --       185,607        962,916         36,116
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares..................         1,874             --       633,149      4,438,654         38,277
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments
           in portfolio shares ...........................         8,249             --       818,756      5,401,570         74,393
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .............................  $     68,457    $   194,885   $ 1,005,388   $  5,457,326      $  75,617
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================

                                                                   CONSECO SERIES                                          DREYFUS
                                                                  TRUST PORTFOLIOS                                         VARIABLE
                                                                     (CONTINUED)                                          INVESTMENT
                                                            ---------------------------                                   ----------
                                                                                             DREYFUS
                                                                                             SOCIALLY      DREYFUS
                                                              GOVERNMENT       MONEY       RESPONSIBLE      STOCK        DISCIPLINED
                                                              SECURITIES       MARKET        GROWTH         INDEX           STOCK
====================================================================================================================================
Changes from operations:
   Net investment income (loss) ..........................  $     60,208   $    194,885   $   186,632   $     55,756     $    1,224
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................         6,375             --       185,607        962,916         36,116
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................         1,874             --       633,149      4,438,654         38,277
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................        68,457        194,885     1,005,388      5,457,326         75,617
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ........................     1,230,619      5,610,327     2,915,040     11,843,387         78,723
   Contract redemptions ..................................       (20,365)      (635,311)      (68,419)      (690,753)        (4,197)
   Net transfers .........................................       312,083     (1,673,324)      529,759       (901,334)       143,536
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from contract owners'
         transactions ....................................     1,522,337      3,301,692     3,376,380     10,251,300        218,062
------------------------------------------------------------------------------------------------------------------------------------
           Net increase in net assets ....................     1,590,794      3,496,577     4,381,768     15,708,626        293,679
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ............................       443,047      3,540,038     2,125,697     16,292,345             --
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year .......................  $  2,033,841   $  7,036,615  $  6,507,465  $  32,000,971     $  293,679
====================================================================================================================================

The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

 DREYFUS
 VARIABLE
INVESTMENT
(CONTINUED)       FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS          JANUS ASPEN SERIES PORTFOLIOS
----------    -----------------------------------------   ---------------------------  -------------------------------------------

INTERNATIONAL  HIGH INCOME   INTERNATIONAL                   EQUITY                     AGGRESSIVE                       WORLDWIDE
  VALUE         BOND II        EQUITY II     UTILITY II      INCOME       HIGH YIELD      GROWTH          GROWTH           GROWTH
====================================================================================================================================

  $      3,163   $   112,989   $        570   $     78,210  $      7,194   $     14,716   $        --   $    590,460      $ 848,719
-----------------------------------------------------------------------------------------------------------------------------------


           140        61,051         18,837         22,948           604            699        43,724        122,807        277,413
            17         7,326          2,260          2,754            73             84         5,247         14,737         33,290
-----------------------------------------------------------------------------------------------------------------------------------
           157        68,377         21,097         25,702           677            783        48,971        137,544        310,703
-----------------------------------------------------------------------------------------------------------------------------------
         3,006        44,612        (20,527)        52,508         6,517         13,933       (48,971)       452,916        538,016
-----------------------------------------------------------------------------------------------------------------------------------



           (15)       83,981         66,748         78,346            25        (13,130)       69,888      1,278,856      1,098,639

        (3,529)     (117,533)       (73,328)       125,778         4,411        (11,944)    1,055,063      1,296,335      3,129,436
-----------------------------------------------------------------------------------------------------------------------------------
        (3,544)      (33,552)        (6,580)       204,124         4,436        (25,074)    1,124,951      2,575,191      4,228,075
-----------------------------------------------------------------------------------------------------------------------------------
  $       (538)  $    11,060   $    (27,107)  $    256,632  $     10,953   $    (11,141)  $ 1,075,980   $  3,028,107    $ 4,766,091
====================================================================================================================================




====================================================================================================================================

 DREYFUS
 VARIABLE
INVESTMENT
(CONTINUED)       FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS          JANUS ASPEN SERIES PORTFOLIOS
----------    -----------------------------------------   ---------------------------  -------------------------------------------

INTERNATIONAL  HIGH INCOME   INTERNATIONAL                   EQUITY                       AGGRESSIVE                     WORLDWIDE
  VALUE         BOND II        EQUITY II     UTILITY II      INCOME       HIGH YIELD        GROWTH          GROWTH         GROWTH
====================================================================================================================================

$   3,006    $     44,612    $    (20,527)   $     52,508   $     6,517    $   13,933    $    (48,971)   $    452,916  $    538,016

      (15)         83,981          66,748          78,346            25       (13,130)         69,888       1,278,856     1,098,639
   (3,529)       (117,533)        (73,328)        125,778         4,411       (11,944)      1,055,063       1,296,335     3,129,436
-----------------------------------------------------------------------------------------------------------------------------------
     (538)         11,060         (27,107)        256,632        10,953       (11,141)      1,075,980       3,028,107     4,766,091
-----------------------------------------------------------------------------------------------------------------------------------
   45,401       2,790,736         436,482       1,356,794       118,885       214,857       1,160,560       4,424,471    10,235,818
      (15)       (315,350)        (54,450)        (41,667)         (935)         (460)       (179,148)       (305,746)     (602,821)
       --       1,339,407       1,043,767         773,434        16,782       (61,289)        109,728      (3,994,752)   (2,066,063)
-----------------------------------------------------------------------------------------------------------------------------------
   45,386       3,814,793       1,425,799       2,088,561       134,732       153,108       1,091,140         123,973     7,566,934
-----------------------------------------------------------------------------------------------------------------------------------
   44,848       3,825,853       1,398,692       2,345,193       145,685       141,967       2,167,120       3,152,080    12,333,025
-----------------------------------------------------------------------------------------------------------------------------------
       --       2,948,127         392,160       1,041,698            --            --       2,796,074       8,517,407    15,285,524
-----------------------------------------------------------------------------------------------------------------------------------
$  44,848    $  6,773,980    $  1,790,852    $  3,386,891   $   145,685    $  141,967    $  4,963,194    $ 11,669,487  $ 27,618,549
====================================================================================================================================


CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================

                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                  LAZARD RETIREMENT                                        TRUST
                                                                  SERIES PORTFOLIOS                                     PORTFOLIOS
                                                            ---------------------------                                 ----------
                                                                                                          MITCHELL
                                                                                           LORD ABBETT    HUTCHINS
                                                                                          SERIES TRUST  SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY        SMALL CAP       INCOME        INCOME          BOND
====================================================================================================================================

Investment Income:
   Dividends from investments in portfolio shares.........  $      4,020   $         20   $    19,184   $     13,648       $  2,889
-----------------------------------------------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk fees........................         2,407            332         1,171            939          6,711
   Administrative fees....................................           289             40           140            113            805
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................         2,696            372         1,311          1,052          7,516
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss) ....................         1,324           (352)       17,873         12,596         (4,627)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ................................            30           (183)       (1,465)        26,752            514
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................        84,696          4,785         7,130         12,525         16,409
-----------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments
          in portfolio shares ............................        84,726          4,602         5,665         39,277         16,923
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
              from operations ............................  $     86,050   $      4,250   $    23,538   $     51,873       $ 12,296
====================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================

                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                  LAZARD RETIREMENT                                        TRUST
                                                                  SERIES PORTFOLIOS                                     PORTFOLIOS
                                                            ---------------------------                                 ----------
                                                                                                          MITCHELL
                                                                                           LORD ABBETT    HUTCHINS
                                                                                          SERIES TRUST  SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY        SMALL CAP       INCOME        INCOME          BOND
====================================================================================================================================

Changes from operations:
   Net investment income (loss) ..........................  $      1,324   $       (352)  $    17,873   $     12,596   $     (4,627)
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................            30           (183)       (1,465)        26,752            514
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .....................        84,696          4,785         7,130         12,525         16,409
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................        86,050          4,250        23,538         51,873         12,296
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................        34,427         41,117       298,670         34,614        681,124
   Contract redemptions...................................          (712)          (321)       (1,230)        (3,248)       (14,874)
   Net transfers..........................................     1,069,417        103,918        (6,544)       112,670        451,102
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ..............     1,103,132        144,714       290,896        144,036      1,117,352
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets..........     1,189,182        148,964       314,434        195,909      1,129,648
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year.............................            --             --            --             --         26,171
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year........................  $  1,189,182   $    148,964   $   314,434   $    195,909   $  1,155,819
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.


====================================================================================================================================

 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT      STRONG
   TRUST       VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   -----------                  ---------------------------------------------------------------------
                                                                                                       (NOTE 1)
                                STRONG                                                                   OLD
                MID CAP      OPPORTUNITY                     EMERGING        HARD         REAL           HARD        COMBINED
  PARTNERS     GROWTH II       FUND II         BOND          MARKETS        ASSETS       ESTATE         ASSETS         TOTAL
================================================================================================================  ==============

$   227,138    $        3    $    61,848    $   33,029    $    31,237    $     666,685    $      --    $      --   $   8,749,779
----------------------------------------------------------------------------------------------------------------   -------------
     74,561         6,683         16,228        42,545         17,529           34,829          233           --       2,119,799
      8,947           802          1,947         5,105          2,104            4,180           28           --         254,376
----------------------------------------------------------------------------------------------------------------   -------------
     83,508         7,485         18,175        47,650         19,633           39,009          261           --       2,374,175
----------------------------------------------------------------------------------------------------------------   -------------
    143,630        (7,482)        43,673       (14,621)        11,604          627,676         (261)          --       6,375,604
----------------------------------------------------------------------------------------------------------------   -------------



   (245,137)       10,860        (66,197)       61,830       (528,657)      (1,068,009)      (3,058)          --       2,964,511

   (324,545)      130,770         11,247       305,864         40,753         (567,677)        (346)          17      14,847,690
----------------------------------------------------------------------------------------------------------------   -------------
   (569,682)      141,630        (54,950)      367,694       (487,904)      (1,635,686)      (3,404)          17      17,812,201
----------------------------------------------------------------------------------------------------------------   -------------
$  (426,052)   $  134,148      $ (11,277)   $  353,073    $  (476,300)   $  (1,008,010)   $  (3,665)   $      17   $  24,187,805
================================================================================================================   =============







====================================================================================================================================

 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT      STRONG
   TRUST       VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   -----------                  ---------------------------------------------------------------------
                                                                                                       (NOTE 1)
                                STRONG                                                                   OLD
                MID CAP      OPPORTUNITY                     EMERGING        HARD         REAL           HARD        COMBINED
  PARTNERS     GROWTH II       FUND II         BOND          MARKETS        ASSETS       ESTATE         ASSETS         TOTAL
================================================================================================================  ==============


$   143,630   $    (7,482)   $    43,673    $  (14,621)   $    11,604    $     627,676   $     (261)   $      --   $   6,375,604
   (245,137)       10,860        (66,197)       61,830       (528,657)      (1,068,009)      (3,058)          --       2,964,511
   (324,545)      130,770         11,247       305,864         40,753         (567,677)        (346)          17      14,847,690
----------------------------------------------------------------------------------------------------------------   -------------
   (426,052)      134,148        (11,277)      353,073       (476,300)      (1,008,010)      (3,665)          17      24,187,805
----------------------------------------------------------------------------------------------------------------   -------------

  4,153,659       712,421        764,227       623,450        866,750          573,578       58,434      (23,550)     85,403,562
   (149,179)       (6,257)       (22,064)     (343,267)       (62,766)        (294,353)          --           --      (6,164,480)
  3,295,749       (40,591)       704,394      (830,498)    (1,132,261)      (2,574,019)     (19,504)      24,730          63,987
----------------------------------------------------------------------------------------------------------------   -------------

  7,300,229       665,573      1,446,557      (550,315)      (328,277)      (2,294,794)      38,930        1,180      79,303,069
----------------------------------------------------------------------------------------------------------------   -------------
  6,874,177       799,721      1,435,280      (197,242)      (804,577)      (3,302,804)      35,265        1,197     103,490,874
----------------------------------------------------------------------------------------------------------------   -------------
  1,240,625       101,377        305,763     3,462,503      1,916,263        4,533,186           --          223     115,163,758
----------------------------------------------------------------------------------------------------------------   -------------
$ 8,114,802   $   901,098    $ 1,741,043    $3,265,261   $  1,111,686    $   1,230,382    $  35,265    $   1,420   $ 218,654,632
================================================================================================================  ==============


CONSECO VARIABLE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 1999 AND 1998

================================================================================

(1) GENERAL
   Conseco Variable Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E was established on November 12, 1993, and commenced operations on July 25, 1994, as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.
   Prior to June 1, 1995, Account E invested solely in shares of the portfolios of the Conseco Series Trust. Currently, the following investment options are available (effective date in parenthesis):

THE ALGER AMERICAN FUND
   Growth Portfolio (June 1, 1996)
   Leveraged AllCap
   Portfolio (June 1, 1995)
   MidCap Growth Portfolio (June 1, 1996)
   Small  Capitalization  Portfolio  (June 1, 1995)
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund (May 1, 1998)
   International Fund (May 1, 1997)
   Value Fund (May 1, 1997)
BERGER INSTITUTIONAL PRODUCTS TRUST
   100 Fund (June 1, 1996)
   Growth and Income Fund (June 1, 1996)
   Small Company Growth Fund (June 1, 1996)
   BIAM International Fund (May 1, 1997)
CONSECO SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. ~ (JUNE 1, 1995) DREYFUS STOCK INDEX FUND (JUNE 1, 1995)
DREYFUS VARIABLE INVESTMENT FUND (MAY 1, 1998)
   International Value Portfolio
   Disciplined Stock Portfolio
FEDERATED INSURANCE SERIES (JUNE 1, 1995)
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II
INVESCO VARIABLE INVESTMENT FUNDS, INC. (MAY 1, 1998)
   Equity Income Fund
   High Yield Fund
JANUS ASPEN SERIES (JUNE 1, 1995)
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC. (MAY 1, 1998)
   Equity Portfolio
   Small Cap Portfolio
LORD ABBETT SERIES FUND, INC. (MAY 1, 1998)
   Growth and Income Portfolio
MITCHELL HUTCHINS SERIES TRUST (MAY 1, 1998)
   Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (MAY 1, 1997)
   Limited Maturity Bond Portfolio
   Partners Portfolio
STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II (May 1, 1997)
STRONG OPPORTUNITY FUND II (MAY 1, 1997)
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Hard Assets Fund (formerly Gold and Natural
     Resources Fund) (June 1,1995)
   Worldwide Bond Fund (June 1, 1995)
   Worldwide Emerging Markets Fund (June 1, 1996)
   Worldwide Real Estate Fund (May 1, 1998)

   Van Eck Worldwide Insurance Trust terminated the Worldwide Hard Assets Fund on May 1, 1997 and the Gold and Natural Resources Fund was renamed the Worldwide Hard Assets Fund. The remaining units in the terminated fund are owned by a contract owner who has not transferred the funds.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS AND INCOME
   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments which are restricted as to resale.
   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation date.
FEDERAL INCOME TAXES
   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

CONSECO VARIABLE ANNUITY ACCOUNT E

DECEMBER 31, 1999 AND 1998

================================================================================

ANNUITY RESERVES
   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.
   Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to the 1983 Group Annuity Mortality Table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments are as follows:.
                                                            DECEMBER 31,
                                                               1999
--------------------------------------------------------------------------------
Conseco Series Trust:
   Money Market Portfolio................................     1.000834
Federated Insurance Series:
   High Income Bond Fund II..............................     0.956791
Neuberger Berman Advisers Management Trust:
   Partners Portfolio....................................     1.013185
--------------------------------------------------------------------------------

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES
   The aggregate cost of purchases of investments in portfolio shares was $139,192,174 and $137,408,045 for the years ended December 31, 1999 and 1998, respectively. The aggregate proceeds from sales of investments in portfolio shares were $74,610,705 and $51,611,210 for the years ended December 31, 1999 and 1998, respectively.

(4) DEDUCTIONS AND EXPENSES
   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.
   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.
   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account E a fee, which is equal on an annual basis to 1.25 percent of the daily value of the total investments of Account E, for assuming the mortality and expense risks. These fees were $3,319,669 and $2,119,799 for the years ended December 31, 1999 and 1998, respectively.
   Pursuant to an agreement between Account E and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 9.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $1,055,120 and $489,585 for the years ended December 31, 1999 and 1998, respectively.
   The Company also deducts daily from Account E a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of Account E, for administrative expenses. These expenses were $398,359 and $254,376 for the years ended December 31, 1999 and 1998, respectively.

(5) OTHER TRANSACTIONS WITH AFFILIATES
   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc. (formerly Conseco Financial Services, Inc. prior to its name change in August
1999), an affiliate of the Company.

(6) NET ASSETS
   Net assets consisted of the following at December 31, 1999:
--------------------------------------------------------------------------------
Proceeds from the sales of units since organization,
  less cost of units redeemed ................................      $227,818,892
Undistributed net investment income ..........................        34,190,128
Undistributed net realized gains on sales of investments......        12,492,767
Net unrealized appreciation of investments ...................        75,638,052
--------------------------------------------------------------------------------
  Net assets .................................................      $350,139,839
================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS




================================================================================

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT E
   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Variable Annuity Account E (the Account) at December 31, 1999, and the results of its operations and the changes for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1999 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.



/s/ PricewaterhouseCoopers
--------------------------


Indianapolis, Indiana
February 10, 2000

================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E
SPONSOR
Conseco Variable Insurance Company - Carmel, Indiana.
DISTRIBUTOR
Conseco Equity Sales, Inc. - Carmel, Indiana.
INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP - Indianapolis, Indiana.

      CONSECO VARIABLE ANNUITY ACCOUNT E IS ISSUED BY CONSECO VARIABLE INSURANCE COMPANY. THE PRODUCT IS UNDERWRITTEN, AND THE SECURITIES WITHIN ARE OFFERED, BY
      CONSECO~EQUITY SALES, INC., A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE COMPANY. BOTH COMPANIES ARE SUBSIDIARIES OF CONSECO, INC., A FINANCIAL SERVICES
  ORGANIZATION~HEADQUARTERED IN CARMEL, INDIANA. CONSECO, THROUGH ITS SUBSIDIARY COMPANIES, IS~ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT
     AND LENDING~PRODUCTS, HELPING 12 MILLION CUSTOMER STEP UP TO A BETTER, MORE
           SECURE FUTURE.

                            CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032

                                                             CV-208 (2/00) 05962
                                      (C)1999 Conseco Variable Insurance Company



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